Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
Schedule of fair values of financial assets and liabilities
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2025			2024			2023
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	106,560	145,758	252,318	88,147	142,106	230,253	67,842	109,079	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	2,407	5,354	7,761	2,037	4,093	6,130	1,765	4,145	5,910
Financial assets designated at fair value through profit or loss	2,860	5,186	8,046	2,744	5,171	7,915	2,746	7,027	9,773
Financial assets at fair value through other comprehensive income	52,589	22,023	74,612	67,680	22,218	89,898	64,631	18,677	83,308
Hedging derivatives (assets)	—	3,931	3,931	—	5,672	5,672	—	5,297	5,297
Financial liabilities held for trading	37,192	134,354	171,546	29,974	122,177	152,151	20,298	101,972	122,270
Financial liabilities designated at fair value through profit or loss	—	42,148	42,148	—	36,360	36,360	25	40,342	40,367
Hedging derivatives (liabilities)	—	4,248	4,248	—	4,752	4,752	—	7,656	7,656
Liabilities under insurance contracts	—	18,737	18,737	—	17,829	17,829	—	17,799	17,799

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2025, 2024 and 2023:

EUR million
	Fair values calculated using internal models at
	2025A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	163,796	18,487
Financial assets held for trading	139,293	6,496
Central banksB	14,191	441	Present value method	Yield curves, FX market prices
Credit institutionsB	25,815	152	Present value method	Yield curves, FX market prices
CustomersB	27,986	4,592	Present value method	Yield curves, FX market prices
Debt and equity instruments	14,470	340	Present value method	Yield curves, FX market prices
Derivatives	56,831	971
Swaps	39,716	551	Present value method, Gaussian CopulaC	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,332	39	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	1,490	39	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate forwards	177	—	Present value method	Yield curves, FX market prices
Index and securities options	439	120	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	13,677	222	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	3,924	7
Swaps	3,690	7	Present value method	Yield curves, FX market prices, Basis
Interest rate options	91	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	143	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,465	2,889
Equity instruments	899	2,543	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	54	175	Present value method	Yield curves
Loans and receivables	1,512	171	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,152	34
Central banks	—	—	Present value method	Yield curves, FX market prices
Credit institutions	413	—	Present value method	Yield curves, FX market prices, HPI
Customers	4,725	14	Present value method	Yield curves, FX market prices
Debt securities	14	20	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,962	9,061
Equity instrumentsC	19	272	Present value method	Yield curves, Market price, Dividends and Others
Debt securities	6,819	887	Present value method	Yield curves, FX market prices
Loans and receivablesC	6,124	7,902	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2025A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	198,377	1,110
Financial liabilities held for trading	133,490	864
Central banksB	12,385	—	Present value method	FX market prices, Yield curves
Credit institutionsB	27,058	—	Present value method	FX market prices, Yield curves
Customers	36,120	—	Present value methodC	FX market prices, Yield curves
Derivatives	50,248	864
Swaps	33,597	418	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	903	34	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Forwards on interest rate and variable income	1,951	95	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices
Index and securities options	1,094	151	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	121	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	12,582	166	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	7,679	—	Present value method	Yield curves ,FX market prices, Equity
Hedging derivatives	4,229	19
SwapsD	4,191	19	Present value method	Yield curves, FX market prices
Interest rate options	—	—	Black's Model	Yield curves , Volatility surfaces, FX market prices and Liquidity
Other	38	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	42,148	—	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	18,510	227	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
C.Includes mainly syndicated loans under the HTC&S business model.
D.It mainly includes short-term deposits that are managed based on their fair value.

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2024A		2023A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	163,941	15,319	133,874	10,351
Financial assets held for trading	138,176	3,930	106,993	2,086
Central banksB	12,966	—	17,717	—	Present value method
Credit institutionsB	26,546	769	14,061	—	Present Value method
CustomersB	24,602	1,801	11,418	24	Present Value method
Debt and equity instruments	11,115	413	8,683	915	Present Value method
Derivatives	62,947	947	55,114	1,147
Swaps	47,519	556	44,987	577	Present Value method, Gaussian Copula
Exchange rate options	1,583	2	836	9	Black-Scholes Model
Interest rate options	1,879	30	2,210	153	Black's Model, advanced multifactor interest rate models
Interest rate forwards	1,445	—	33	—	Present Value method
Index and securities options	465	241	126	235	Black's Model, advanced multifactor interest rate models
Other	10,056	118	6,922	173	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	5,652	20	5,297	—
Swaps	5,390	20	4,665	—	Present Value method
Interest rate options	2	—	2	—	Black’s Model
Other	260	—	630	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	1,505	2,588	2,050	2,095
Equity instruments	763	1,841	815	1,495	Present Value method
Debt securities issued	205	242	539	313	Present Value method
Loans and receivables	537	505	696	287	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	5,065	106	6,846	181
Credit institutions	408	—	459	—	Present Value method
Customers	4,590	20	6,189	31	Present Value method
Debt securities	67	86	198	150	Present Value method
Financial assets at fair value through other comprehensive income	13,543	8,675	12,688	5,989
Equity instruments	5	375	5	492	Present Value method
Debt securities	9,644	1,047	9,638	559	Present Value method
Loans and receivablesC	3,894	7,253	3,045	4,938	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2024A		2023A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	179,766	1,352	166,542	1,227
Financial liabilities held for trading	121,243	934	101,103	869
Central banksB	13,300	—	7,808	—	Present Value method
Credit institutionsB	26,284	—	17,862	—	Present Value method
Customers	18,984	—	19,837	—	Present Value method
Derivatives	56,205	934	49,380	869
Swaps	41,283	479	39,395	388	Present Value method, Gaussian Copula
Interest rate options	2,295	79	2,207	139	Black's Model, advanced multifactor interest rate models
Exchange rate options	1,057	—	549	8	Black-Scholes Model
Index and securities options	1,160	294	466	187	Black's Model, advanced multifactor interest rate models
Forwards on interest rate and variable income	1,276	—	101	—	Present Value method
Other	9,134	82	6,662	147	Present Value method, Advanced stochastic volatility models and other
Short positions	6,470	—	6,216	—	Present Value method
Hedging derivatives	4,740	12	7,650	6
Swaps	4,618	12	6,866	6	Present Value method
Interest rate options	3	—	1	—	Black’s Model
Other	119	—	783	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	36,200	160	40,313	29	Present Value method
Liabilities under insurance contracts	17,583	246	17,476	323	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
C.Includes mainly syndicated loans under the HTC&S business model.
D.Includes, mainly, short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 31 December 2025, 2024 and 2023 on the fair value of the main financial instruments classified as level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.		n.a.	(10.50)	10.50
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.10%	(2.24)	2.29
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		4.00%	(9.21)	9.24
Others	Discounted Cash Flows	Credit spread	10% - 90%		35.50%	(1.32)	0.62
Derivatives
Cap&Floor	Modelo de Black Scholes	Volatility	(6.50)bps - 6.50bps	1.00	bps	(0.38)	0.52
CCS	Discounted Cash Flows	Credit spread	146.3% - 148.3%		147.30%	(0.01)	0.01
EQ Options	EQ option pricing model	Volatility	0% - 70%		40.50%	(0.17)	0.24
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(18.86)	18.86
Fx Options	Fx option pricing model	Volatility	0% - 40%		19.80%	(0.5)	0.49
FX Forward	Forward estimation	Swap Rate	0% - 15%		8.10%	(0.01)	0.02
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.90%	(0.18)	0.17
IR Options	IR option pricing model	Volatility	0% - 30%		14.80%	(0.19)	0.19
IR Options	INF option pricing model	Volatility	0% - 30%		14.90%	(0.63)	0.63
IRS	Others	Others	5% - n.a.		n.a.	(11.24)	8.23
IRS	Discounted Cash Flows	Credit spread	19.6% - 127.5%		50.50%	(2.1)	0.84
IRS	Discounted Cash Flows	Inflation Swap Rate	1.0% - 99.0%		99.00%	—	1.41
Others	Forward estimation	Price	60bps - 300bps		179.80bps	(3.48)	3.47
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(2.64)	2.64
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%		50.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%		1.60%	(0.12)	0.12
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%		0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		4.10%	—	—

2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.11)	0.11
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(254.29)	254.29
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(2.33)	2.33
Loans	Discounted Cash Flows	Interest rate curve	6.1% - 7.2%	6.60%	—	—
Loans	Discounted Cash Flows	Margin of a reference portfolio	3% - 7%	5%	(0.25)	0.25
Loans	Present value method	Credit spread	121.9bps - 174.7 bps	121.9bps	(1.6)	—
Loans	Market price	Market price	(0.3)% - 0.1%	(0.30%)	(2.70)	0.54
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	3.4% - 5.5%	4.50%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(27.16)	27.16
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	43.80%	(0.09)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	42.30%	(0.33)	0.22
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	50.40%	(1.38)	1.40
IRS	Discounted Cash Flows	Credit Spread	8.4bps - 19.2bps	10.70bps	(2.42)	0.66

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.10%	(2.24)	2.29
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		4.00%	(9.21)	9.24
Others	Discounted Cash Flows	Credit spread	10% - 90%		35.50%	(1.32)	0.62
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bps - 2bps	0.00	bps	—	—
CCS	Discounted Cash Flows	Credit spread	158% - 165%		161.50%	(0.01)	0.01
CDS	Price	Credit spread	100% - 250%		178.83%	(0.09)	0.10
EQ Options	EQ option pricing model	Volatility	0% - 70%		41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(21.54)	21.54
FX Forward	Forward estimation	Swap Rate	0% - 15%		8.08%	(0.06)	0.07
FX Options	FX option pricing model	Volatility	0% - 40%		20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	0% - 30%		17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.		n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%		155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1% - 99%		49.58%	(2.45)	2.41
Others	Forward estimation	Price	60bps - 300bps		181.50bps	(3.00)	3.08
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%		50.00%	(0.63)	0.63
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2.0%		1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%		0.00%	(0.24)	0.24
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.96%	(3.63)	3.55

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%	4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bps - 1bps	0bp	(30.36)	30.36
Loans	Forward estimation	Credit spread	150bps - 232bps	150bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%	0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(0.01)% - 0.01%	0.00%	(0.09)	0.09
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	1.6% - 5.2%	3.40%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	42.20%	(0.11)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	47.12%	(4.77)	4.24
IRS	Discounted Cash Flows	Credit spread	34bps - 68bps	44bps	(4.09)	1.65
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.06%	(4.50)	4.61
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(8.07)	8.02
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40	bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14	bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%		41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(21.54)	21.54
FX Options	FX option pricing model	Volatility	0% - 40%		20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	0.0% - 30.0%		17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.		n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%		155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1.0% - 99.0%		49.58%	(2.45)	2.41
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09	bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%		8.92%	—	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10.00% - 90.00%		50.00%	(0.63)	0.63
Structured notes	Price based	Price	(10)% - 10%		0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%		1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.24)	0.24
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.96%	(3.63)	3.55

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%		4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(30.36)	30.36
Loans	Forward estimation	Credit spread	150.0bps - 232.0bps	150.00	bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%		0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(0.01)% - 0.01%		0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%		0.99%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		42.20%	(0.11)	0.07
CMS	Discounted Cash Flows	Volatility	10% - 90%		47.66%	—	—
FX Options	Volatility option model	Volatility	10% - 90%		45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%		39.03%	(4.09)	1.65
Swaptions	Volatility option model	Volatility	10% - 90%		35.55%	(0.21)	0.10
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

Schedule of changes in fair value of financial assets and liabilities calculated using internal models
Lastly, the changes in the financial instruments classified as Level 3 in 2025, 2024 and 2023 were as follows:

	01/01/2025	Changes						31/12/2025
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	3,930	5,353	(2,748)	57	—	(9)	(87)	6,496
Central Banks	—	437	—	4	—	—	—	441
Credit entities	769	128	(744)	—	—	—	(1)	152
Customers	1,801	4,450	(1,711)	52	—	2	(2)	4,592
Debt securities	413	110	(112)	(13)	—	(21)	(37)	340
Trading derivatives	947	228	(181)	14	—	10	(47)	971
Swaps	556	1	(81)	(30)	—	(21)	126	551
Exchange rate options	2	—	—	5	—	19	13	39
Interest rate options	30	6	—	1	—	20	(18)	39
Index and securities options	241	1	(41)	37	—	(5)	(113)	120
Interest rate futures	—	—	(14)	—	—	(6)	20	—
Other	118	220	(45)	1	—	3	(75)	222
Hedging derivatives (Assets)	20	—	—	(7)	—	(4)	(2)	7
Swaps	20	—	—	(7)	—	(4)	(2)	7
Financial assets at fair value through profit or loss	106	33	(100)	(5)	—	—	—	34
Loans and advances to customers	20	—	—	(5)	—	—	(1)	14
Debt securities	86	33	(100)	—	—	—	1	20
Non-trading financial assets mandatorily at fair value through profit or loss	2,588	324	(191)	360	—	(266)	74	2,889
Customers	505	—	—	(36)	—	(266)	(32)	171
Debt instruments	242	24	(40)	(27)	—	—	(24)	175
Equity instruments	1,841	300	(151)	423	—	—	130	2,543
Financial assets at fair value through other comprehensive income	8,675	7,635	(6,159)	—	(73)	57	(1,074)	9,061
Loans and advances	7,253	7,259	(5,621)	—	(87)	97	(999)	7,902
Debt securities	1,047	360	(530)	—	16	(40)	34	887
Equity instruments	375	16	(8)	—	(2)	—	(109)	272
TOTAL ASSETS	15,319	13,345	(9,198)	405	(73)	(222)	(1,089)	18,487
Financial liabilities held for trading	934	160	(206)	(59)	—	16	19	864
Trading derivatives	934	160	(206)	(59)	—	16	19	864
Swaps	479	1	(88)	(90)	—	19	97	418
Exchange rate options	—	—	(1)	2	—	18	15	34
Interest rate options	79	—	(25)	17	—	(3)	27	95
Index and securities options	294	1	(83)	6	—	(4)	(63)	151
Securities and interest rate futures	—	—	—	—	—	(19)	19	—
Others	82	158	(9)	6	—	5	(76)	166
Hedging derivatives (Liabilities)	12	—	(1)	14	—	(6)	—	19
Swaps	12	—	—	14	—	(6)	(1)	19
Interest rate options	—	—	(1)	—	—	—	1	—
Financial liabilities designated at fair value through profit or loss	160	—	(49)	—	—	(111)	—	—
Liabilities under insurance contracts	246	—	—	(19)	—	—	—	227
TOTAL LIABILITIES	1,352	160	(256)	(64)	—	(101)	19	1,110

	01/01/2024	Changes						31/12/2024
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	2,086	3,205	(813)	302	—	(715)	(135)	3,930
Credit entities	—	770	—	(1)	—	—	—	769
Customers	24	1,808	(24)	(7)	—	—	—	1,801
Debt securities	914	355	(384)	(39)	—	(377)	(56)	413
Equity instruments	1	—	—	(1)	—	—	—	—
Trading derivatives	1,147	272	(405)	350	—	(338)	(79)	947
Swaps	577	184	(278)	186	—	(152)	39	556
Exchange rate options	9	—	(1)	—	—	(6)	—	2
Interest rate options	153	13	(42)	(20)	—	(74)	—	30
Index and securities options	235	42	(44)	128	—	(106)	(14)	241
Other	173	33	(40)	56	—	—	(104)	118
Hedging derivatives (Assets)	—	—	—	15	—	(1)	6	20
Swaps	—	—	—	15	—	(1)	6	20
Financial assets at fair value through profit or loss	181	417	(300)	13	—	(201)	(4)	106
Loans and advances to customers	31	—	—	(5)	—	(23)	17	20
Debt securities	150	417	(300)	18	—	(178)	(21)	86
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	719	(349)	73	—	132	(82)	2,588
Customers	287	390	(128)	(31)	—	41	(54)	505
Debt instruments	313	4	(96)	10	—	11	—	242
Equity instruments	1,495	325	(125)	94	—	80	(28)	1,841
Financial assets at fair value through other comprehensive income	5,989	6,707	(3,781)	—	(136)	6	(110)	8,675
Loans and advances	4,938	5,962	(3,685)	—	43	—	(5)	7,253
Debt securities	559	743	(81)	—	(74)	6	(106)	1,047
Equity instruments	492	2	(15)	—	(105)	—	1	375
TOTAL ASSETS	10,351	11,048	(5,243)	403	(136)	(779)	(325)	15,319
Financial liabilities held for trading	869	472	(200)	(95)	—	(266)	154	934
Trading derivatives	869	472	(200)	(95)	—	(266)	154	934
Swaps	388	371	(20)	(205)	—	(105)	50	479
Exchange rate options	8	—	(5)	—	—	(3)	—	—
Interest rate options	139	—	(54)	3	—	(10)	1	79
Index and securities options	187	54	(14)	113	—	(40)	(6)	294
Others	147	47	(107)	(6)	—	(108)	109	82
Hedging derivatives (Liabilities)	6	—	—	—	—	—	6	12
Swaps	6	—	—	—	—	—	6	12
Financial liabilities designated at fair value through profit or loss	29	41	(5)	1	—	94	—	160
Liabilities under insurance contracts	323	—	—	(26)	—	—	(51)	246
TOTAL LIABILITIES	1,227	513	(205)	(120)	—	(172)	109	1,352

	01/01/2023	Changes						31/12/2023
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	383	496	(149)	194	—	1,162	—	2,086
Customers	—	23	—	1	—	—	—	24
Debt securities	42	126	(63)	30	—	773	6	914
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	347	(86)	163	—	389	(6)	1,147
Swaps	139	90	(4)	179	—	191	(18)	577
Exchange rate options	4	1	—	4	—	—	—	9
Interest rate options	39	—	—	2	—	112	—	153
Index and securities options	48	132	(4)	(20)	—	76	3	235
Other	110	124	(78)	(2)	—	10	9	173
Financial assets at fair value through profit or loss	427	51	—	(21)	—	22	(298)	181
Loans and advances to customers	5	—	—	4	—	22	—	31
Debt securities	422	51	—	(25)	—	—	(298)	150
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	345	(238)	107	—	(6)	54	2,095
Customers	239	99	(73)	13	—	—	9	287
Debt securities	325	38	(48)	(5)	—	—	3	313
Equity instruments	1,269	208	(117)	99	—	(6)	42	1,495
Financial assets at fair value through other comprehensive income	5,647	3,322	(3,411)	—	(204)	231	404	5,989
Loans and advances	4,718	3,322	(3,408)	—	36	160	110	4,938
Debt securities	229	—	—	—	5	71	254	559
Equity instruments	700	—	(3)	—	(245)	—	40	492
TOTAL ASSETS	8,290	4,214	(3,798)	280	(204)	1,409	160	10,351
Financial liabilities held for trading	415	276	(167)	(118)	—	476	(13)	869
Trading derivatives	415	276	(167)	(118)	—	476	(13)	869
Swaps	235	53	(83)	(58)	—	257	(16)	388
Exchange rate options	—	6	—	2	—	—	—	8
Interest rate options	19	4	(5)	(16)	—	137	—	139
Index and securities options	42	88	(13)	(15)	—	82	3	187
Others	119	125	(66)	(31)	—	—	—	147
Hedging derivatives (Liabilities)	14	—	—	(3)	—	(5)	—	6
Swaps	14	—	—	(3)	—	(5)	—	6
Financial liabilities designated at fair value through profit or loss	151	32	(151)	(3)	—	—	—	29
Liabilities under insurance contracts	345	—	—	—	(40)	—	18	323
TOTAL LIABILITIES	925	308	(318)	(124)	(40)	471	5	1,227